Capital management	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Capital management
13.	Capital management
The Bank’s regulatory capital, total loss absorbing capacity and leverage measures were as follows:

	As at
($ millions)	April 30 2024	January 31 2024	October 31 2023
	Revised Basel III	Revised Basel III	Revised Basel III
Capital (1)(2)
Common Equity Tier 1 capital	$59,403	$58,060	$57,041
Net Tier 1 capital	68,282	66,952	65,223
Total regulatory capital	76,789	75,401	75,651
Total loss absorbing capacity (TLAC) (3)	129,939	130,445	134,504
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)(2)(4)	$450,191	$451,018	$440,017
Leverage exposures (5)	1,555,486	1,547,503	1,562,963
Regulatory ratios (1)(2)
Common Equity Tier 1 capital ratio	13.2%	12.9%	13.0%
Tier 1 capital ratio	15.2%	14.8%	14.8%
Total capital ratio	17.1%	16.7%	17.2%
Total loss absorbing capacity ratio (3)	28.9%	28.9%	30.6%
Leverage ratio (5)	4.4%	4.3%	4.2%
Total loss absorbing capacity leverage ratio (3)	8.4%	8.4%	8.6%
(1)	Regulatory ratios and amounts reported are under Revised Basel III requirements.
(2)
Commencing Q1 2024, regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023). The prior year regulatory capital ratios were based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (February 2023).

(3)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(4)
As at April 30, 2024, the Bank did not have a regulatory capital floor add-on to risk-weighted assets (RWA) for CET1, Tier 1, Total Capital and TLAC RWA ($
7.8
billion as at January 31, 2024; as at October 31, 2023, the Bank
did not have a regulatory capital floor
add-on
to risk-weighted assets for CET1, Tier 1, Total Capital and TLAC RWA).

(5)	The leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).
The Bank substantially exceeded the OSFI minimum regulatory capital and TLAC ratios as at April 30, 2024, including the Domestic Stability Buffer requirement. In addition, the Bank substantially exceeded OSFI minimum leverage and TLAC leverage ratios as at April
30
, 2024.